Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	e following table summarizes the changes in the Company’s goodwill, by reportable segment, for the years ended December 31, 2018 and 2017:

	Advanced Plastic Processing Technologies	Melt Delivery and Control Systems	Fluid Technologies	Corporate	Total
	(in millions)
Balance at December 31, 2016	$36.4	$424.0	$46.9	$—	$507.3
Goodwill impairment	(1.4)	—	—	—	(1.4)
Foreign currency translation adjustments	—	28.6	—	—	28.6
Balance at December 31, 2017	35.0	452.6	46.9	—	534.5
Foreign currency translation adjustments	—	(21.3)	—	—	(21.3)
Balance at December 31, 2018	$35.0	$431.3	$46.9	$—	$513.2

There were no goodwill impairment charges recognized during the years ended December 31, 2018 and 2016. The Company completed its annual impairment test in the fourth quarter of 2017, which indicated the fair value of each reporting unit was substantially above its respective carrying value, including goodwill, with the exception of one reporting unit, which is part of the Advanced Plastic Processing Technologies segment. The Company used a combination of the income approach and market approach to determine the fair value of the reporting unit which was negatively impacted by lower operating results leading the Company to exit a product line within the reporting unit. The exit of this product line resulted in lower forecasted revenue and profitability. Accordingly, the Company recorded a goodwill impairment charge of $1.4 million, representing all of the reporting unit's goodwill, in 2017 which is included in other expense, net in the Consolidated Statements of Operations. Accumulated goodwill impairment was $1.4 million at December 31, 2018 and 2017.

The following table summarizes the Company’s other intangible assets at December 31, 2018:

	Gross Amount	Accumulated Amortization	Net Amount
	(in millions)
Intangible assets subject to amortization:
Trademarks	$35.7	$19.6	$16.1
Technology	110.9	53.0	57.9
Customer relationships	213.7	130.7	83.0
Total intangible assets subject to amortization	360.3	203.3	157.0
Trademarks, not subject to amortization	135.7	—	135.7
Total	$496.0	$203.3	$292.7
The following table summarizes the Company’s other intangible assets at December 31, 2017:

	Gross Amount	Accumulated Amortization	Net Amount
	(in millions)
Intangible assets subject to amortization:
Trademarks	$37.2	$17.5	$19.7
Technology	118.2	46.7	71.5
Customer relationships	218.4	121.3	97.1
Total intangible assets subject to amortization	373.8	185.5	188.3
Trademarks, not subject to amortization	141.6	—	141.6
Total	$515.4	$185.5	$329.9

Consolidated amortization expense related to intangible assets subject to amortization was $24.7 million, $26.6 million and $29.3 million for the years ended December 31, 2018, 2017 and 2016, respectively. Estimated annual amortization expense for intangible assets subject to amortization over the next five years is as follows: $20.4 million in 2019, $18.0 million in 2020, $16.3 million in 2021, $14.5 million in 2022 and $13.0 million in 2023.